GEOGRAPHICAL SALES AND SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2015
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
Schedule of Sales by Geographical Area
	Year Ended December 31,
	2015	2014	2013

Domestic Sales	$110,109,028	$115,256,175	$107,273,543
International Sales	7,799,388	8,315,280	6,618,446
	$117,908,416	$123,571,455	$113,891,989